Fair Value Measurements - Gains (Losses) by Location (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Embedded derivatives
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Included in Net Income	$ 4,780	$ 2,966
Included in OCI	0	0
Funds withheld payable under reinsurance treaties
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Included in Net Income	3,249	708
Included in OCI	0	0
Equity securities
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Included in Net Income	(1)	0
Included in OCI	0	0
Mortgage loans
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Included in Net Income	(7)	0
Included in OCI	0	0
Limited partnerships
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Included in Net Income	(1)	0
Included in OCI	0	0
GMIB reinsurance recoverable
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Included in Net Income	(92)	(78)
Included in OCI	0	0
Funds withheld assets
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Included in Net Income	29	(2)
Included in OCI	$ 0	$ 0